COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

		Shares	Value
COMMON STOCK	97.6%
AUSTRALIA	2.3%
REAL ESTATE
DIVERSIFIED	1.8%
BGP Holdings PLC (EUR)(a),(b)		11,893,063	$0
Charter Hall Group		1,412,165	5,923,392
Mirvac Group		12,213,850	15,517,629

			21,441,021

INDUSTRIALS	0.5%
Goodman Group		781,245	5,726,262

TOTAL AUSTRALIA			27,167,283

AUSTRIA	0.5%
REAL ESTATE—DIVERSIFIED
CA Immobilien Anlagen AG		158,819	5,415,935

BELGIUM	1.1%
REAL ESTATE
INDUSTRIALS	0.6%
Warehouses De Pauw SCA		231,467	6,607,101

RESIDENTIAL	0.5%
Aedifica SA		62,025	6,438,254

TOTAL BELGIUM			13,045,355

CANADA	1.6%
REAL ESTATE
OFFICE	1.1%
Allied Properties REIT		379,918	12,078,115

RESIDENTIAL	0.5%
Boardwalk REIT		373,415	6,078,972

TOTAL CANADA			18,157,087

CHINA	2.7%
INDUSTRIALS—INDUSTRIALS	0.8%
ESR Cayman Ltd., 144A (H shares)(b),(c)		4,342,000	9,323,281

REAL ESTATE	1.9%
DATA CENTERS	0.8%
GDS Holdings Ltd., ADR (USD)(b)		148,085	8,584,488

DIVERSIFIED	1.1%
China Overseas Land & Investment Ltd. (H shares)		4,246,000	13,017,936

		Shares	Value
TOTAL REAL ESTATE			$21,602,424

TOTAL CHINA			30,925,705

FRANCE	2.4%
REAL ESTATE
NET LEASE	0.6%
ARGAN SA		90,202	6,700,096

OFFICE	0.8%
Gecina SA		73,797	9,710,919

RETAIL	1.0%
Klepierre SA		432,310	8,240,502
Unibail-Rodamco-Westfield		64,468	3,666,005

			11,906,507

TOTAL FRANCE			28,317,522

GERMANY	5.8%
REAL ESTATE
OFFICE	0.5%
Alstria Office REIT AG		373,648	5,362,202

RESIDENTIAL	5.3%
Deutsche Wohnen SE		334,195	12,665,546
Instone Real Estate Group AG, 144Ab,c		254,143	4,066,090
LEG Immobilien AG		192,294	21,563,319
Vonovia SE		477,653	23,760,125

			62,055,080

TOTAL GERMANY			67,417,282

HONG KONG	7.1%
REAL ESTATE
DIVERSIFIED	4.7%
Hang Lung Properties Ltd.		5,427,000	10,943,757
New World Development Co., Ltd.		14,015,000	14,943,849
Sun Hung Kai Properties Ltd.		2,175,000	28,436,022

			54,323,628

RESIDENTIAL	0.5%
Wharf Real Estate Investment Co., Ltd.		1,436,462	5,859,232

RETAIL	1.9%
Link REIT		2,628,744	22,156,297

TOTAL HONG KONG			82,339,157

		Shares	Value
JAPAN	11.8%
REAL ESTATE
DIVERSIFIED	6.4%
Activia Properties, Inc.		4,202	$13,640,034
Mitsubishi Estate Co., Ltd.		1,389,914	20,527,840
Mitsui Fudosan Co., Ltd.		1,147,700	19,872,099
Mitsui Fudosan Logistics Park, Inc.		1,707	7,221,089
NIPPON REIT Investment Corp.		2,606	7,717,408
Tokyu Fudosan Holdings Corp.		1,146,833	5,508,347

			74,486,817

HOTEL	0.3%
Japan Hotel REIT Investment Corp.		11,085	3,235,917

INDUSTRIALS	1.8%
GLP J-REIT		18,340	20,796,557

OFFICE	1.6%
Japan Prime Realty Investment Corp.		987	2,982,004
Nippon Building Fund, Inc.		2,300	15,471,980

			18,453,984

RESIDENTIAL	1.4%
Daiwa House REIT Investment Corp.		6,949	17,031,478

RETAIL	0.3%
Japan Retail Fund Investment Corp.		2,915	3,313,687

TOTAL JAPAN			137,318,440

NORWAY	0.5%
REAL ESTATE—OFFICE
Entra ASA, 144A(c)		528,614	6,314,252

SINGAPORE	3.6%
REAL ESTATE
DIVERSIFIED	2.3%
CapitaLand Ltd.		3,303,700	6,620,379
City Developments Ltd.		1,254,300	6,360,140
Keppel DC REIT		8,715,300	13,987,273

			26,967,792

HEALTH CARE	0.8%
Parkway Life Real Estate Investment Trust		4,021,500	8,778,323

INDUSTRIALS	0.5%
Mapletree Industrial Trust		3,758,600	6,382,716

		Shares	Value
TOTAL SINGAPORE			$42,128,831

SWEDEN	2.1%
REAL ESTATE
DIVERSIFIED	1.7%
Castellum AB		634,387	10,696,044
Fastighets AB Balder, Class B(b)		252,378	9,123,796

			19,819,840

INDUSTRIALS	0.4%
Catena AB		137,942	4,004,619

TOTAL SWEDEN			23,824,459

UNITED KINGDOM	5.0%
REAL ESTATE
DIVERSIFIED	0.3%
Land Securities Group PLC		518,465	3,575,291

HEALTH CARE	0.8%
Assura PLC		8,416,525	8,724,620

INDUSTRIALS	1.8%
LondonMetric Property PLC		2,982,752	6,505,686
Segro PLC		1,502,082	14,199,745

			20,705,431

OFFICE	0.7%
Derwent London PLC		205,687	8,308,808

RESIDENTIAL	0.9%
Grainger PLC (USD)		1,666,711	5,304,031
UNITE Group PLC		548,197	5,470,691

			10,774,722

SELF STORAGE	0.5%
Safestore Holdings PLC		699,388	5,530,486

TOTAL UNITED KINGDOM			57,619,358

UNITED STATES	51.1%
COMMUNICATIONS—TOWERS	0.5%
SBA Communications Corp.		19,505	5,265,765

CONSUMER, CYCLICAL—HOTELS, RESTAURANTS & LEISURE	0.5%
Boyd Gaming Corp.		437,956	6,315,326

		Shares	Value
REAL ESTATE	50.1%
DATA CENTERS	4.2%
Digital Realty Trust, Inc.		280,783	$39,003,567
Equinix, Inc.		16,467	10,284,794

			49,288,361

DIVERSIFIED	0.7%
Jones Lang LaSalle, Inc.		82,375	8,318,227

HEALTH CARE	8.2%
Healthcare Trust of America, Inc., Class A		458,136	11,123,542
Healthpeak Properties, Inc.		634,754	15,138,883
Medical Properties Trust, Inc.		755,647	13,065,137
Omega Healthcare Investors, Inc.		88,806	2,356,911
Ventas, Inc.		312,121	8,364,843
Welltower, Inc.		982,186	44,964,475

			95,013,791

HOTEL	2.2%
Hilton Worldwide Holdings, Inc.		166,563	11,366,259
Host Hotels & Resorts, Inc.		1,020,653	11,268,009
Park Hotels & Resorts, Inc.		393,033	3,108,891

			25,743,159

INDUSTRIALS	7.5%
Duke Realty Corp.		423,482	13,712,347
Prologis, Inc.		908,880	73,046,686

			86,759,033

NET LEASE	4.3%
Agree Realty Corp.		237,305	14,689,180
VEREIT, Inc.		2,719,156	13,296,673
VICI Properties, Inc.		1,298,607	21,608,820

			49,594,673

OFFICE	3.1%
Empire State Realty Trust, Inc., Class A		844,020	7,562,419
Kilroy Realty Corp.		456,152	29,056,882

			36,619,301

RESIDENTIAL	10.2%
APARTMENT	8.8%
Equity Residential		558,382	34,457,753

		Shares	Value
Essex Property Trust, Inc.		122,382	$26,953,412
UDR, Inc.		1,116,703	40,804,328

			102,215,493

SINGLE FAMILY	1.4%
Invitation Homes, Inc.		774,539	16,551,898

TOTAL RESIDENTIAL			118,767,391

SELF STORAGE	5.9%
Extra Space Storage, Inc.		282,968	27,097,016
Public Storage		206,606	41,034,017

			68,131,033

SHOPPING CENTERS	3.8%
COMMUNITY CENTER	2.5%
Kimco Realty Corp.		1,107,016	10,704,845
Regency Centers Corp.		459,275	17,649,938

			28,354,783

REGIONAL MALL	1.3%
Simon Property Group, Inc.		279,724	15,345,659

TOTAL SHOPPING CENTERS			43,700,442

TOTAL REAL ESTATE			581,935,411

TOTAL UNITED STATES			593,516,502

TOTAL COMMON STOCK (Identified cost—$1,269,435,666)			1,133,507,168

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,269,435,666)	97.6%		1,133,507,168
OTHER ASSETS IN EXCESS OF LIABILITIES	2.4		28,118,174

NET ASSETS	100.0%		$1,161,625,342

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
EUR	Euro Currency
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)   Security value is determined based on significant unobservable inputs (Level 3).

(b)   Non-income producing security.

(c)   Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $19,703,623 which represents 1.7% of the net assets of the Fund, of which 0.0% are illiquid.

Sector Summary	% of Net Assets
Diversified	19.5
Residential	19.3
Industrials	13.9
Health Care	9.8
Office	8.3
Self Storage	6.4
Data Centers	5.0
Net Lease	4.9
Shopping Centers	3.8
Retail	3.2
Hotel	2.5
Hotels, Restaurants & Leisure	0.5
Towers	0.5
Other	2.4

100.0

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Australia	$27,167,283	$—	$27,167,283	$0(a	)
Austria	5,415,935	—	5,415,935	—
Belgium	13,045,355	—	13,045,355	—
China	30,925,705	8,584,488	22,341,217	—
France	28,317,522	3,666,005	24,651,517	—
Germany	67,417,282	—	67,417,282	—
Hong Kong	82,339,157	—	82,339,157	—
Japan	137,318,440	—	137,318,440	—
Norway	6,314,252	—	6,314,252	—
Singapore	42,128,831	—	42,128,831	—
Sweden	23,824,459	—	23,824,459	—
United Kingdom	57,619,358	—	57,619,358	—
Other Countries	611,673,589	611,673,589	—	—

Total Investments in Securities(b)	$1,133,507,168	$623,924,082	$509,583,086	$0

(a)	BGP Holdings PLC was acquired via a spinoff and has been fair valued at $0, by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as a Level 3 security.
(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.